Other Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves

	2023	2022	2021
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	3	44	(17)
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	33,701	30,027	24,782
Share-based payments	3,907	5,133	6,974
Exercise of share options	(277)	(362)	(1,222)
Forfeiture of share options	(50)	(243)	(310)
Lapse of share options	(238)	(854)	(197)
Balance at end of year	37,043	33,701	30,027
Total other reserves	79,173	75,872	72,137